DERIVATIVE LIABILITIES (Details Narrative) - Platinum Point Capital, LLC [Member]	Feb. 12, 2021 $ / shares shares
Number of warrants granted | shares	25,000
Warrants and Rights Outstanding, Term	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.60